Accrued Severance Benefits	12 Months Ended
Dec. 31, 2011
Accrued Severance Benefits

12. Accrued Severance Benefits

Changes in accrued severance benefits for the years ended December 31, 2009, 2010 and 2011 are as follows:

	2009		2010		2011
	(In millions of Korean Won)
Balance at beginning of year	(Won)	926	(Won)	478	(Won)	1,031
Acquisition of Gravity Games Corp.		—		427		—
Provisions for severance benefits		436		234		586
Severance payments		(832)		(91)		(648)
Terminated but not paid		(52)		(17)		(53)

Balance at end of year	(Won)	478	(Won)	1,031	(Won)	916

In 2005, Gravity introduced a defined contribution pension plan (“Pension Plan”) in accordance with the Employee Benefit Security Act of Korea and entered into a nonparticipating defined contribution insurance contract with a life insurance company. Gravity’s contribution to the Pension Plan was (Won)1,027 million, (Won)1,075 million and (Won)1,085 million in 2009, 2010 and 2011, respectively. In 2011, NeoCyon, Inc. also introduced a Pension Plan and the amount of cost recognized for the Pension Plan was (Won)97 million. For the contributions already paid, Gravity and NeoCyon will have no legal or constructive obligation to pay further amounts and therefore no severance benefits were accrued. As of December 31, 2011, no subsidiaries other than NeoCyon, Inc. introduced a Pension Plan and severance benefits were accrued.